CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH EQUIVALENTS
Cash equivalents	$ 491,976	$ 2,359,633
Money market accounts interest rate minimum	0.05%
Money market accounts interest rate maximum	2.25%